FLIGHT EQUIPMENT HELD FOR OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2019
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Flight Equipment Held for Operating Lease
Flight equipment held for operating lease consists of the following (dollars in thousands):

	December 31, 2019	December 31, 2018
Cost	$3,334,996	$3,900,938
Accumulated depreciation	(614,996)	(672,920)
Flight equipment held for operating lease, net	$2,720,000	$3,228,018

Flight Equipment Held for Operating Lease by Geographic Region
The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):
	December 31, 2019		December 31, 2018
Europe:
Spain	$161,474	6%	$168,534	5%
United Kingdom	52,212	2%	169,763	5%
Turkey	—	—	22,843	1%
Other	259,176	9%	242,711	8%
Europe — Total	472,862	17%	603,851	19%
Asia and South Pacific:
India	542,312	20%	690,193	21%
Malaysia	406,777	15%	394,441	12%
Philippines	264,814	10%	276,237	9%
Indonesia	220,304	8%	296,390	9%
China	168,703	6%	177,393	5%
Other	113,713	4%	161,330	6%
Asia and South Pacific — Total	1,716,623	63%	1,995,984	62%
Mexico, South and Central America — Total	37,618	1%	58,202	2%
North America:
United States	95,910	4%	126,498	4%
Other	—	—	49,320	1%
North America — Total	95,910	4%	175,818	5%
Middle East and Africa:
Ethiopia	303,057	11%	312,977	10%
Other	51,815	2%	81,186	2%
Middle East and Africa — Total	354,872	13%	394,163	12%
Off-Lease — Total	42,115	2%	—	—
Total flight equipment held for operating lease, net	$2,720,000	100%	$3,228,018	100%

Operating Lease Revenue by Geographic Region
The distribution of operating lease revenue by geographic region for the years ended December 31, 2019, 2018 and 2017 is as follows (dollars in thousands):

	Years ended
	2019		2018		2017
Europe:
Spain	$17,475	4%	$17,267	4%	$11,199	3%
United Kingdom	79,022	17%	31,259	8%	29,182	8%
Turkey	2,041	—	12,114	3%	17,103	5%
Germany	951	—	—	—	26,457	8%
Other	31,197	7%	31,995	8%	29,180	9%
Europe — Total	130,686	28%	92,635	23%	113,121	33%
Asia and South Pacific:
India	103,422	22%	87,492	22%	64,381	18%
Malaysia	55,189	12%	26,748	7%	8,767	3%
Philippines	34,217	7%	35,009	9%	29,825	9%
Indonesia	32,882	7%	32,336	8%	16,308	5%
China	23,320	5%	21,103	5%	22,611	6%
Other	18,550	5%	18,756	4%	10,496	3%
Asia and South Pacific — Total	267,580	58%	221,444	55%	152,388	44%
Mexico, South and Central America — Total	5,425	1%	11,415	3%	17,565	5%
North America:
United States	16,267	4%	20,147	5%	17,647	5%
Other	4,991	1%	6,242	2%	6,237	2%
North America — Total	21,258	5%	26,389	7%	23,884	7%
Middle East and Africa:
Ethiopia	30,019	6%	30,019	8%	30,018	9%
Other	9,431	2%	17,612	4%	9,918	2%
Middle East and Africa — Total	39,450	8%	47,631	12%	39,936	11%
Total Operating Lease Revenue	$464,399	100%	$399,514	100%	$346,894	100%

Future Minimum Rental Payments Due Under Operating Leases
Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease, as of December 31, 2019. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of December 31, 2019 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2020	$321,993
2021	288,459
2022	244,007
2023	201,380
2024	186,707
Thereafter	480,878
Future minimum rental payments under operating leases	$1,723,424

Lease Incentive Amortization
At December 31, 2019, lease incentive amortization for the next five years and thereafter is as follows (dollars in thousands):

Year ending December 31,
2020	$2,573
2021	3,221
2022	2,821
2023	1,614
2024	736
Thereafter	303
Future amortization of lease incentives	$11,268